Commitments and Contingencies (Details Narrative) - JPY (¥)						6 Months Ended		12 Months Ended
	Feb. 03, 2026	Dec. 17, 2025	Sep. 26, 2025	Dec. 13, 2024	May 14, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Mar. 31, 2025
Loss Contingencies [Line Items]
Commitments under purchase or guarantee arrangements						¥ 0			¥ 0
Legal Matters						0	¥ 0
Research and development costs							¥ 57,304,000
Loss contingency, damages paid, value		¥ 20,394,000
Litigation Settlement, Loss						924,000
Litigation Settlement Interest						7,015,000
Loss Contingency Accrual						¥ 27,409,000
Litigation settlement expense			¥ 1,197,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	¥ 1,131,000
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of accruing interest rate		3.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of accruing interest rate		14.60%
ZESTO Consulting LLC [Member]
Loss Contingencies [Line Items]
Unpaid system development fees					¥ 21,770,000
Research and development costs								¥ 22,470,000
Unpaid service fees				¥ 19,470,000
Percentage of accruing interest rate				3.00%